Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Components of Lease Expenses	The components of lease expense are summarized as follows (in thousands):

	Year ended December 31,
	2023	2022
Operating lease cost	$4,450	$5,722
Short term lease cost	882	444
Variable lease cost	352	265
Sublease income	(582)	(1,406)

Total lease cost	$5,102	$5,025

Summary of Information Related To Leases
Other information related to leases is summarized as follows (in thousands, except lease term and discount rate):

	Year ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,672	$6,395
Right-of-use assets obtained in exchange for new operating lease liabilities	3,695	46
Weighted-average remaining lease term (in years):
Operating leases	2.2	2.3
Weighted-average discount rate:
Operating leases	5.8%	1.3%

Summary of Maturity of Lease Liability
As of December 31, 2023, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2024	$3,934
2025	2,629
2026	1,065
2027	—
2028	—
Thereafter	—

Total minimum lease payments	7,628
Less: Imputed interest	(517)

Present value of lease liabilities	$7,111

Summary of Liabilities and Gains Recognized Upon Termination of Lease Contracts
The
right-of-use
assets and liabilities derecognized upon termination of lease contracts were as follows (in thousands):

	Year ended December 31,
	2023	2022
Leases terminated	—	5
Lease termination fees	$—	$2,045
Right-of-use assets derecognized upon lease termination	$—	$4,628
Lease liabilities derecognized upon lease termination	$—	$5,267
Gain recognized upon lease termination	$—	$642